DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Assets, Noncurrent	¥ 3,356,702	$ 488,209	¥ 2,354,254
Debt Instrument, Face Amount			0
Capital Addition Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment	660,758	96,103	¥ 426,293
Assets, Noncurrent	13,800	2,007
Debt Instrument, Face Amount	¥ 10,731	$ 1,561